TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Allowance for Expected Credit Losses [Line Items]
Allowance for doubtful debts	$ 9,171	$ 0
Trade receivables
Allowance for Expected Credit Losses [Line Items]
Allowance for doubtful debts	0	0
Accounts receivable, credit loss expense (reversal)	0	0
Other receivables
Allowance for Expected Credit Losses [Line Items]
Allowance for doubtful debts	0	0
Accounts receivable, credit loss expense (reversal)	$ 900	$ 0